Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options
Stock Options
We adopted the 2007 Stock Incentive Plan (the "2007 Plan") in November 2007, which terminated in accordance with its terms on November 28, 2017; however, the outstanding stock options may continue to be exercised in accordance with their terms.
Immediately following the termination of the 2007 Plan, we adopted the 2017 Stock Incentive Plan (the "2017 Plan"), which contains substantially similar terms and conditions as the 2007 Plan. Upon the IPO, no further grants were made under the 2017 Plan and we adopted the 2018 Stock Incentive Plan (the "2018 Plan"). The purpose of the 2018 Plan is to promote the interest of our company and our stockholders by aiding in attracting and retaining employees, officers, consultants, independent contractors, and directors capable of assuring the future success our business and to afford such persons an opportunity to acquire a proprietary interest our company. The Board may amend, alter, suspend, discontinue, or terminate the 2018 Plan at any time with the approval of our stockholders.
As of September 30, 2018, there were 1,386,809 shares reserved for issuance under the 2018 Plan, of which 1,036,392 shares were available for issuance. Prior to the IPO, the exercise price of stock options represented fair value of the common stock at the time of issuance and was determined by the Board of Directors. Post-IPO, options are granted at the exercise price, which is equal to the closing price of our stock on the date of grant. The options granted during the nine months ended September 30, 2018 contain fixed exercise prices ranging from $2.80 to $54.99 per share with varying expiration and exercise dates and have a weighted average exercise price of $15.04 per share. The stock options granted to employees include a four-year service period and 25% vest after the first year of service and with the remainder vesting pro rata over the next 36 months of service. The stock options granted to the Board of Directors include a one-year service period and all shares vest after the one year of service. The stock options have a contractual life of ten years.
A summary of stock option activity and related information is as follows:

	Options	Weighted Average Exercise Price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2017	2,071,616	$1.47	5.9
Granted	385,056	$15.04
Exercised	(227,114)	$1.90
Forfeited	(31,428)	$1.05
Outstanding at September 30, 2018	2,198,130	$3.80	6.8	$84,136
Exercisable at September 30, 2018	1,307,821	$1.58	5.4	$52,975

Total stock-based compensation recognized, before taxes, during the three and nine months ended September 30, 2018 and 2017, is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
General and administrative	$326	$41	$592	$89
Sales and marketing	41	30	88	73
Research and development	5	10	16	27
Total stock-based compensation	$372	$81	$696	$189

As of September 30, 2018, the amount of unearned stock-based compensation currently estimated to be expensed from now through the year 2022 related to unvested employee and non-employee director share-based awards is $2.4 million and the weighted average period over which the unearned stock-based compensation is expected to be recognized is 2.6 years. If there are any modifications or cancellations of the underlying unvested securities, we may be required to accelerate, increase, or cancel any remaining unearned stock compensation expense. Future stock-based compensation expense and unearned stock-based compensation will increase to the extent that we grant additional share-based awards.
We estimate the fair value of share-based awards on the date of grant using the Black-Scholes option pricing model using the fair market value of our common stock on the date of grant and a number of other complex and subjective assumptions. These assumptions include, but are not limited to, estimates regarding the expected term of our outstanding awards, estimates of the stock volatility over a duration that approximates the expected life of our outstanding awards, estimates of the risk-free rate, and estimates of expected dividend rates.
Due to our limited amount of historical exercise, forfeiture, and expiration activity, we have opted to use the "simplified method" for estimating the expected term of options, whereby the expected term equals the arithmetic average of the vesting terms and the original contractual term of the option. We will continue to analyze our expected term assumption as more historical data becomes available. Due to our limited operating history and a lack of company specific historical and implied volatility data, we have based our estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. When selecting these public companies on which we have based our expected stock price volatility, we generally selected companies with comparable characteristics to it, including enterprise value, stages of clinical development, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected life of the stock-based awards. The historical volatility data was computed using the daily closing prices for the selected companies' shares over historical periods that approximate calculated expected term of our share-based awards. We will continue to analyze the historical stock price volatility assumption as more historical data for our common stock becomes available.
The risk-free rate assumption is based on the U.S. Treasury instruments with maturities similar to the expected term of our stock options.
The expected dividend assumption is based on our history of not paying dividends and our expectation that we will not declare dividends for the foreseeable future.
The amount of stock-based compensation expense recognized is based on awards ultimately expected to vest. The amount of expense recognized has been reduced by actual forfeitures as they occur.
The fair value of options granted to employees and non-employee directors during the nine months ended September 30, 2018 and 2017 was estimated as of the grant date using the Black-Scholes option pricing model using the following assumptions:

	Nine Months Ended
	September 30,
	2018	2017
Expected life (years)	5.50 - 6.25	5.75 - 6.25
Expected volatility	37.5 - 49.8%	39.9 - 41.5%
Risk-free interest rate	2.38 - 3.01%	1.88 - 2.32%
Dividend yield	0.0%	0.0%
Weighted average fair value	$7.43	$0.40

8. Stock Options

The Company adopted the 2007 Stock Incentive Plan (the Plan) in November 2007. The purpose of the Plan is to promote the interest of the Company and its stockholders by aiding the Company in attracting and retaining employees, officers, consultants, independent contractors, and directors capable of assuring the future success of the Company’s business and to afford such persons an opportunity to acquire a proprietary interest in the Company. The Board may amend, alter, suspend, discontinue, or terminate the Plan at any time with the approval of the stockholders of the Company.

As of December 31, 2017, the number of shares reserved for issuance under the plan is 2,945,384 shares . The exercise price of stock options represent fair value of the common stock at the time of issuance and is determined by the Board of Directors. The options granted contain fixed exercise prices ranging from $0.94 to $6.65 per share with varying expiration and exercise dates. The stock options granted by the Company to employees during 2015, 2016 and 2017 have a weighted average exercise price of $2.07, $1.65 and $0.94, respectively. The stock options granted include a four  year service period and 25% vest after the first year of service and then pro rata over the next 36 months of service. The stock options have a contractual life of ten years.

A summary of the Company’s stock option activity and related information is as follows:

		Weighted Average
	Options	Exercise Price
Outstanding at December 31, 2014	1,534,672	$1.77
Granted	49,235	2.07
Exercised	(21,545)	1.96
Forfeited	(21,199)	1.15
Outstanding at December 31, 2015	1,541,163	1.77
Granted	120,277	1.65
Exercised	(109,079)	1.74
Forfeited	(54,850)	1.87
Outstanding at December 31, 2016	1,497,511	1.76
Granted	721,763	0.94
Exercised	(127,122)	1.85
Forfeited	(20,536)	1.88
Outstanding at December 31, 2017	2,071,616	1.47
Exercisable at December 31, 2017	1,236,255	1.75

At December 31, 2015, the Company had 1,541,163 common stock options outstanding, with an average remaining contractual life of 6.6 years at a weighted average exercise price of $1.77 per share. At December 31, 2016, the Company had 1,497,511 common stock options outstanding, with an average remaining contractual life of 5.8 years at a weighted average exercise price of $1.76 per share. At December 31, 2017, the Company had 2,071,616 common stock options outstanding, with an average remaining contractual life of 5.9 years at a weighted average exercise price of $1.47 per share.

Total stock compensation recognized, before taxes, during the years ended December 31, 2015, 2016 and 2017, is as follows:

	Year ended
	December 31
	2015	2016	2017
General and administrative	$147	$108	$116
Sales and marketing	99	90	84
Research and development	59	50	43
	$305	$248	$243

As of December 31, 2017, the amount of unearned stock compensation currently estimated to be expensed from now through the year 2021 related to unvested employee and non-employee director share-based awards is $318 and the weighted average period over which the unearned stock compensation is expected to be recognized is 3 years. If there are any modifications or cancellations of the underlying unvested securities, the Company may be required to accelerate, increase, or cancel any remaining unearned stock compensation expense. Future stock compensation expense and unearned stock compensation will increase to the extent that the Company grants additional share-based awards.

The Company estimates the fair value of share-based awards on the date of grant using the Black- Scholes option pricing model using the fair market value of the Company’s common stock on the date of grant and a number of other complex and subjective assumptions. These assumptions include, but are not limited to, estimates regarding the expected term of the Company’s outstanding awards, estimates of the stock volatility over a duration that approximates the expected life of the Company’s outstanding awards, estimates of the risk- free rate, and estimates of expected dividend rates.

Due to the Company’s limited amount of historical exercise, forfeiture, and expiration activity, the Company has opted to use the “simplified method” for estimating the expected term of options, whereby the expected term equals the arithmetic average of the vesting terms and the original contractual term of the option. The Company will continue to analyze its expected term assumption as more historical data becomes available. Due to the Company’s limited operating history and a lack of company specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. When selecting these public companies on which it has based its expected stock price volatility, the Company generally selected companies with comparable characteristics to it, including enterprise value, stages of clinical development, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected life of the stock- based awards. The historical volatility data was computed using the daily closing prices for the selected companies’ shares over historical periods that approximate calculated expected term of the Company’s share- based awards. The Company will continue to analyze the historical stock price volatility assumption as more historical data for the Company’s common stock becomes available.

The risk- free rate assumption is based on the U.S. Treasury instruments with maturities similar to the expected term of the Company’s stock options.

The expected dividend assumption is based on the Company’s history of not paying dividends and its expectation that it will not declare dividends for the foreseeable future.

The amount of stock compensation expense recognized is based on awards ultimately expected to vest. Due to the Company’s limited forfeiture activity and its vesting terms, the amount of expense recognized by the Company has been reduced by actual forfeitures as they occur. The Company will continue to analyze its historical forfeitures as more historical data becomes available.

The fair value of options granted to employees or non- employee directors during the years ended December 31, 2015, 2016 and 2017 was estimated as of the grant date using the Black-Scholes option pricing model, assuming the weighted average assumptions listed in the following table:

	Year ended December 31,
	2015	2016	2017
Expected life (years)	6.2	6.2	6.2
Expected volatility	38.6%	40.6%	39.1%
Risk-free interest rate	1.65 - 2.14%	1.27 - 2.25%	1.88 - 2.32%
Dividend yield	0.0%	0.0%	0.0%
Weighted average fair value	$0.86	$0.47	$0.40